SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪				₪ 20,000,000
Common Stock, Shares Authorized | shares				200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.1		₪ 0.1
Intrinsic value of options outstanding			$ 3,510		$ 3,481		$ 4,578
Intrinsic value of options exercisable			2,791		3,392		4,226
Intrinsic value of options vested and expected to vest			3,399		3,479		$ 4,568
Intrinsic value of options exercised	$ 4,113	$ 1,437	$ 769
Stock options vested during period | shares	22,897
Weighted average remaining contractual life of options outstanding	1 year 11 months 1 day
Weighted-average remaining contractual life of exercisable options	1 year 10 months 17 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options					$ 28,541
Unrecognized compensation cost, recognition period	2 years 3 months 3 days
Shares available for future issuance | shares				202,910	202,910
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options					$ 18,036,431
Unrecognized compensation cost, recognition period	2 years 3 months 3 days
Granted | shares	1,149,500	869,250
Restricted Stock Units (RSUs) [Member] | 2006 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	1,149,500	869,250